BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 First Quarter Acquisition - Fair Value of Identifiable Assets Acquired, and Liabilities Assumed as of the Acquisition Date (Details) - USD ($)
$ in Thousands
		12 Months Ended
	Feb. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES ASSUMED
Goodwill		$ 94,108	$ 94,108	$ 199,329
Trade name / brand
LIABILITIES ASSUMED
Amortization period for intangible assets		5 years
Host community agreements
LIABILITIES ASSUMED
Amortization period for intangible assets		15 years
Cultivauna
ASSETS ACQUIRED
Cash	$ 1,251
Accounts receivable	471
Inventory	1,206
Prepaid expenses and other assets	38
Intangible assets	5,500
Property, plant, and equipment	2,202
Right-of-use assets - operating	315
Total assets acquired at fair value	10,983
LIABILITIES ASSUMED
Trade payables	23
Accrued liabilities	305
Lease liabilities - operating	315
Total liabilities assumed at fair value	643
Goodwill	11,281
Consideration transferred	$ 21,621
Cultivauna | Minimum
LIABILITIES ASSUMED
Amortization period for intangible assets	5 years
Cultivauna | Maximum
LIABILITIES ASSUMED
Amortization period for intangible assets	15 years
Cultivauna | Trade name / brand
ASSETS ACQUIRED
Intangible assets	$ 3,400
Cultivauna | Host community agreements
ASSETS ACQUIRED
Intangible assets	$ 2,100